RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In November 2015, the Financial Accounting Standards Board (“FASB”) amended Accounting Standards Codification (“ASC”) 740 to require companies to classify all deferred tax assets and liabilities as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. Also, companies will no longer allocate valuation allowances between current and non-current deferred tax assets because those allowances also will be classified as non-current. The guidance may be adopted on either a prospective or retrospective basis. For public business entities, the guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. However, early adoption in permitted. We have elected to adopt the guidance prospectively for annual periods beginning January 1, 2015.

Accounting pronouncements to be adopted

In August 2014, the FASB issued guidance for presentation of financial statement - going concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued and to provide related footnote disclosures. The amendments are effective for annual periods beginning after December 15, 2016 and interim periods, and for annual periods ending after December 15, 2016 and interim period within those periods. We have assessed that the adoption of this guidance will not have any impact on our consolidated financial position, results of operations and cash flows.

In January 2015, the FASB issued guidance to simplify the income statement presentation requirements by eliminating the concept of extraordinary items. The guidance is effective prospectively or retrospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued amendments to ASC 810 requiring re-evaluation of all legal entities under the revised consolidation model. Specifically, the amendments:

•	Modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	Eliminate the presumption that a general partner should consolidate a limited partnership;

•	Affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
Provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In April 2015, the FASB issued amendments to ASC 835 that would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments. Entities must apply the amendments retrospectively. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. We have chosen not to early adopt. Had we early adopted, debt issuance costs of $13.7 million as of December 31, 2015 (2014: $13.4 million) would have been reclassified from ‘Other long term assets’ to a direct deduction from ‘Current portion of long-term debt’ and ‘Long-term debt’.

ASC 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments using the practical expedient are categorized within the fair value hierarchy according to the date when the investment is redeemable. In May 2015, the FASB issued amendments to ASC 820 which have the effect of a) removing the requirement to categorize these investments and b) limiting disclosures of these investments. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued a new topic ASC 606, Revenue from Contracts With Customers. The intention of the topic is to harmonize revenue recognition requirements with the newly issued standard, IFRS 15, by the International Accounting Standards Board (IASB). The initial effective date for public business entities was for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The revised effective date for public entities is for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities will be permitted to adopt the standard as early as the original public entity effective date.We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In July 2015, the FASB issued amendments to ASC 330 that simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In August 2015, the FASB deferred by one year the effective date of its new revenue recognition standard for public and non-public entities reporting under US GAAP. The new revenue recognition standard will be effective for public entities for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Public entities will be permitted to adopt the standard as early as the original public entity effective date, i.e. annual reporting periods beginning after December 15, 2016 and interim periods therein. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In September 2015, the FASB issued amendments to ASC 805. The guidance eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date. The guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position and results of operations.

In March 2016, the FASB issued guidance (“Topic 842”) to increase transparency and comparability among organizations by requiring i) recognition of lease assets and lease liabilities on the balance sheet and ii) disclosure of key information about leasing arrangements. The accounting applied by lessors under Topic 842 is largely unchanged from previous GAAP. Some changes to the lessor accounting guidance were made to align both of the following: i) the lessor accounting guidance with certain changes made to the lessee accounting guidance and ii) key aspects of the lessor accounting model with revenue recognition guidance. Topic 842 will be effective for fiscal years and interim periods beginning after December 15, 2018, and early adoption is permitted. A modified retrospective approach is required for adoption for all leases that exist at or commence after the date of initial application with an option to use certain practical expedients. We are currently assessing whether we will early adopt, and the impact on our financial statements is not currently estimable.